UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4764

DREYFUS PREMIER MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	4/30/07

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
23	Statement of Assets and Liabilities
24	Statement of Operations
25	Statement of Changes in Net Assets
27	Financial Highlights
31	Notes to Financial Statements
40	Report of Independent Registered
Public Accounting Firm
41	Important Tax Information
42	Proxy Results
43	Board Members Information
46	Officers of the Fund

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Municipal Bond Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Premier Municipal Bond Fund, covering the 12-month period from May 1, 2006, through April 30, 2007.

The U.S. economy moderated throughout the reporting period as cooling housing markets took their toll on consumer and business spending.Yet, labor markets remained quite strong, and key measures of inflation stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Dreyfus’ chief economist believes that these seemingly conflicting signals may be the result of a lag between the current downturn in housing activity and its likely dampening effect on housing-related employment. In his view, inflationary pressures may moderate over the coming months in an environment of modestly higher unemployment rates and sub-par economic growth.

The likely implications of this economic outlook include a long pause in Fed policy before an eventual easing of short-term interest rates, a modest drop in 10-year Treasury bond yields, decelerating corporate earnings, high levels of mergers-and-acquisitions activity and a probable continuation of the ongoing shift in investor sentiment toward higher quality stocks.We expect these developments to produce both challenges and opportunities in the municipal fixed-income markets, and your financial advisor can help determine the appropriate tax-advantaged and asset allocation strategy for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Managers.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

James Welch and W. Michael Petty, Portfolio Managers

How did Dreyfus Premier Municipal Bond Fund perform
relative to its benchmark?

For the 12-month period ended April 30, 2007, the fund achieved total returns of 5.94% for Class A shares, 5.48% for Class B shares, 5.16% for Class C shares and 6.00% for Class Z shares.1 The Lehman Brothers Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 5.78% for the same period.2 In addition, the fund is reported in the Lipper General Municipal Debt Funds category, and the average total return for all funds reported in this category was 5.23% for the reporting period.3

Municipal bonds fared relatively well during the reporting period in an environment of moderate economic growth and stabilizing short-term interest rates.The fund participated fully in the market’s strength, with its Class A and Class Z shares producing higher returns than its benchmark and Lipper category average, primarily due to the fund’s emphasis on income-oriented securities, including municipal bonds issued on behalf of corporations.

What is the fund’s investment approach?

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital.To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal income tax. The fund invests at least 70% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus.The fund may invest up to 30% of its assets in municipal bonds rated below investment grade or the unrated equivalent as determined by Dreyfus. Under normal market conditions, the dollar-weighted average maturity of the fund’s portfolio is expected to exceed 10 years.

T h e F u n d 3

DISCUSSION OF FUND PERFORMANCE (continued)

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may assess the current interest-rate environment and a municipal bond’s potential volatility in different rate environments.We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices.A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environments.We may also look to select bonds that are most likely to obtain attractive prices when sold.

What other factors influenced the fund’s performance?

When the reporting period began, the U.S. economy was growing robustly, energy prices were rising to record levels and the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates in an effort to forestall an acceleration of inflation. However, conditions changed significantly over the summer and fall of 2006, when weakness in the housing and automobile sectors began to weigh on U.S. economic growth, falling energy prices alleviated inflation concerns and the Fed refrained from further rate hikes for the remainder of the reporting period. As investors’ inflation fears waned, municipal bonds rallied. The market also benefited from supply-and-demand influences, including robust demand for long-term municipal bonds from non-traditional investors such as hedge funds and highly leveraged institutional accounts.

While turmoil in overseas equity markets and the U.S. sub-prime mortgage sector led to a bout of heightened market volatility in late February and early March 2007, bond prices subsequently rebounded, erasing previous losses by the end of the reporting period.As a result, the majority of the benchmark’s and fund’s returns were derived from current income.

The fund benefited in this environment from its holdings of income-oriented bonds, including seasoned, core holdings that were acquired when yields were higher than the yields available today. The fund received especially strong income contributions from lower-rated holdings, such as bonds issued on behalf of airlines and the states’ settlement of litigation with U.S. tobacco companies. The fund’s returns also were supported by a modestly long average duration, which enabled the fund to participate more fully in higher income toward the longer end of the market’s maturity range.

What is the fund’s current strategy?

Recent U.S. economic data has been mixed, with signs of greater economic weakness emerging at the same time that inflation has remained stubbornly above the Fed’s “comfort zone.” As a result, it seems to us that the Fed is unlikely to raise or reduce short-term interest rates any time soon.We therefore expect to maintain the fund’s modestly long average duration and its focus on income-oriented securities until we see signs that the Fed is ready to change its policy stance.

June 1, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Each share class is subject to a different sales charge and distribution expense structure and will achieve different returns. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market.
Index returns do not reflect fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

T h e F u n d 5

FUND PERFORMANCE

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B and Class C shares of Dreyfus Premier
Municipal Bond Fund on 4/30/97 to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the
“Index”) on that date.All dividends and capital gain distributions are reinvested. Performance for Class Z shares will vary from the performance of Class A, Class B and Class C shares shown above due to differences in charges and expenses.
The fund invests primarily in municipal securities and its performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses for Class A, Class B and
Class C shares.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

Average Annual Total Returns as of 4/30/07

Inception				From
Date	1 Year	5 Years	10 Years	Inception

Class Z shares 10/13/04	6.00%	—	—	4.61%
Class A shares
with maximum sales charge (4.5%)	1.16%	3.89%	4.08%
without sales charge	5.94%	4.85%	4.55%
Class B shares
with applicable redemption charge †	1.48%	3.99%	4.25%
without redemption	5.48%	4.33%	4.25%
Class C shares
with applicable redemption charge ††	4.16%	4.08%	3.79%
without redemption	5.16%	4.08%	3.79%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.
†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

T h e F u n d 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Municipal Bond Fund from November 1, 2006 to April 30, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2007
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 5.84	$ 8.43	$ 9.52	$ 5.60
Ending value (after expenses)	$1,014.60	$1,012.70	$1,010.80	$1,014.80

C O M P A R I N G Y O U R	F U N D ’ S E X P E N S E S
W I T H T H O S E O F	O T H E R F U N D S ( U n a u d i t e d )

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2007
	Class A	Class B	Class C	Class Z

Expenses paid per $1,000 †	$ 5.86	$ 8.45	$ 9.54	$ 5.61
Ending value (after expenses)	$1,018.99	$1,016.41	$1,015.32	$1,019.24

† Expenses are equal to the fund’s annualized expense ratio of 1.17% for Class A, 1.69% for Class B, 1.91% for
Class C and 1.12% for Class Z Shares; multiplied by the average account value over the period, multiplied by
181/365 (to reflect the one-half year period).

STATEMENT	OF	INVESTMENTS
April 30, 2007

Long-Term Municipal	Coupon	Maturity	Principal
Investments—104.6%	Rate (%)	Date	Amount ($)	Value ($)

Alabama—1.3%
Jefferson County,
Sewer Revenue (Capital
Improvement Warrants)
(Insured; FGIC)	5.13	2/1/09	4,000,000 [a]	4,136,280
University of Alabama,
HR (Insured; MBIA)	5.75	9/1/10	3,000,000 [a]	3,219,210
Arizona—.7%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	4,000,000	4,034,200
Arkansas—.8%
Lake Hamilton School District
Number 005, GO Limited Tax
Capital Improvement
(Insured; AMBAC)	5.50	4/1/29	4,600,000	4,667,758
California—12.0%
California,
GO	5.63	5/1/10	2,530,000 [a]	2,696,929
California,
GO (Various Purpose)	5.25	11/1/27	5,000,000	5,356,250
California Department of Water
Resources, Power Supply Revenue	6.00	5/1/12	6,000,000 [a]	6,705,540
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.00	10/1/33	5,000,000	5,218,200
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	11/15/46	11,300,000	11,945,004
California Pollution Control
Financing Authority, PCR	5.90	6/1/14	12,710,000 [b,c]	14,393,694
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.88	6/1/13	2,170,000 [a]	2,648,333
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.90	6/1/13	1,920,000 [a]	2,345,587

T h e F u n d 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

California (continued)
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	10,840,000	11,605,954
Lincoln, Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project)	6.00	9/1/34	3,185,000	3,314,884
Port of Oakland,
Revenue (Insured; FGIC)	5.50	11/1/20	4,085,000	4,371,440
Colorado—5.4%
Broomfield City and County,
COP (Open Space, Park and
Recreation Facilities Lease
Purchase Agreement)
(Insured; AMBAC)	5.50	12/1/20	1,000,000	1,057,660
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,180,619
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	7.15	10/1/30	55,000	55,818
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	3,010,000	3,171,998
Denver City and County,
Airport Revenue (Insured; AMBAC)	6.00	11/15/17	5,000,000	5,324,550
E-470 Public Highway Authority,
Revenue (Insured; MBIA)	5.75	9/1/10	5,500,000 [a]	5,941,485
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/41	8,250,000	8,876,340
Northwest Parkway Public Highway
Authority, Revenue
(Insured; AMBAC)	0.00	6/15/27	6,125,000	1,945,606
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	3,810,000	3,955,733
Connecticut—5.1%
Connecticut	5.75	6/15/11	8,000,000 [b,c]	8,483,080

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Connecticut (continued)
Connecticut	5.50	12/15/15	7,400,000 [b,c]	8,337,765
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Hartford Issue)
(Insured; Radian)	5.63	7/1/26	4,345,000	4,707,981
Mashantucket Western Pequot Tribe,
Special Revenue	5.75	9/1/27	8,000,000 [b]	8,185,600
Florida—1.4%
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	6.00	11/15/11	2,500,000 [a]	2,753,425
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	5,000,000	5,240,750
Georgia—1.7%
College Park Business and
Industrial Development
Authority, Revenue (Civic
Center Project) (Insured; AMBAC)	5.75	9/1/10	4,250,000 [a]	4,593,952
Georgia	5.25	7/1/10	5,000,000 [a]	5,237,900
Illinois—4.3%
Carol Stream,
First Mortgage Revenue
(Windsor Park Manor Project)	6.50	12/1/07	400,000	405,268
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.45	9/1/29	1,785,000	1,800,922
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	5.50	12/1/42	5,000,000	5,483,200
Chicago O’Hare International
Airport, Special Facilities
Revenue (American
Airlines Inc. Project)	8.20	12/1/24	4,000,000	4,052,000
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	87,000	87,739

T h e F u n d 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Illinois (continued)
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	186,826
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	7,500,000	7,830,900
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured; MBIA)	5.50	6/15/23	5,000,000	5,387,400
Kansas—1.4%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	2,790,000	2,993,670
Wichita,
HR (Via Christi Health System, Inc.)	6.25	11/15/19	2,000,000	2,184,880
Wichita,
HR (Via Christi Health System, Inc.)	6.25	11/15/20	3,000,000	3,277,320
Kentucky—2.3%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	6,405,520
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	6,987,000
Louisiana—.5%
Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
(Collateralized: FNMA and GNMA)	6.40	12/1/30	1,720,000	1,746,144
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	1,000,000	1,024,250
Maryland—.4%
Maryland Energy Financing
Administration, SWDR
(Wheelabrator Water Technologies
Baltimore LLC Projects)	6.45	12/1/16	2,100,000	2,145,444

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts—1.9%
Massachusetts Development Finance
Agency, Revenue (Simmons
College Issue) (Insured; XLCA)	5.25	10/1/26	4,860,000	5,460,793
Massachusetts Industrial
Finance Agency, Water
Treatment Revenue
(Massachusetts American
Hingham Project)	6.95	12/1/35	2,450,000	2,483,859
Route 3 North Transportation
Improvement Association, LR
(Insured; MBIA)	5.75	6/15/17	3,000,000	3,178,860
Michigan—6.5%
Dearborn Economic Development
Corporation, HR (Oakwood
Obligated Group)
(Insured; FGIC)	5.88	11/15/25	4,950,000	5,006,430
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	5,200,900
Michigan Building Authority,
Revenue (Residual Certificates)	5.50	10/15/17	10,000,000 [b,c]	10,705,800
Michigan Strategic Fund,
SWDR (Genesee Power
Station Project)	7.50	1/1/21	7,725,000	7,725,232
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	3,250,000	3,480,490
Romulus Economic Development
Corporation, Limited Obligation
EDR (Romulus HIR Limited
Partnership Project) (Insured;
ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000	6,019,350
Minnesota—1.0%
Chaska,
Electric Revenue	6.00	10/1/10	2,000,000 [a]	2,147,400
Minnesota Housing Finance Agency,
Single Family Mortgage	5.95	1/1/17	475,000	479,251

T h e F u n d 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Minnesota (continued)
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	3,000,000	3,312,570
Mississippi—.3%
Mississippi Home Corporation,
SFMR (Collateralized; GNMA)	6.95	12/1/31	1,970,000	1,994,704
Missouri—3.0%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000	2,585,547
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/35	2,500,000	2,583,850
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony’s Medical Center)	6.13	12/1/10	4,000,000 [a]	4,350,160
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.00	9/1/37	2,500,000	2,547,225
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	105,000	105,999
Saint Louis,
Parking Revenue (Insured; MBIA)	5.00	12/15/31	5,000,000	5,287,400
New Jersey—7.5%
New Jersey Economic Development
Authority, Revenue
(Insured; AMBAC)	5.25	6/15/15	4,990,000 [b,c]	5,291,995
New Jersey Economic Development
Authority, Revenue
(Insured; AMBAC)	5.25	6/15/16	4,990,000 [b,c]	5,291,995

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New Jersey (continued)
New Jersey Economic Development
Authority, Revenue (School
Facilities-Construction 2001)
(Insured; AMBAC)	5.25	6/15/11	10,000 [a]	10,605
New Jersey Economic Development
Authority, Revenue (School
Facilities-Construction 2001)
(Insured; AMBAC)	5.25	6/15/11	10,000 [a]	10,605
New Jersey Turnpike Authority,
Turnpike Revenue
(Insured; MBIA)	5.50	1/1/10	6,000,000 [a]	6,278,820
New Jersey Turnpike Authority,
Turnpike Revenue
(Insured; MBIA)	6.00	1/1/11	12,700,000 [b,c]	13,704,253
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,135,000 [a]	6,036,911
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	0.00	6/1/41	18,500,000	2,833,090
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	5,000,000	4,930,500
New Mexico—1.2%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	6.38	4/1/22	1,430,000	1,461,431
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000	5,395,000
New York—6.9%
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.13	8/1/11	9,000,000	9,506,070

T h e F u n d 15

S TAT E M E N T O F I N V E S T M E N T S (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	3,000,000	3,724,380
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	6.00	6/15/10	3,085,000 [a]	3,327,049
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	11,500,000	13,188,775
New York State Dormitory
Authority, Revenue (New York
University) (Insured; MBIA)	6.00	7/1/17	3,500,000	4,131,295
New York State Dormitory
Authority, Revenue (Rochester
Institute of Technology)
(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,570,520
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	7.50	5/15/13	2,500,000	2,978,750
North Carolina—2.2%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	3,500,000	3,866,065
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; ACA)	6.75	1/1/26	5,000,000	5,382,900
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation, Inc.)
(Insured; ACA)	6.45	8/15/20	1,000,000	1,085,800
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation, Inc.)
(Insured; ACA)	6.63	8/15/30	2,565,000	2,784,821
Ohio—6.7%
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights—
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,307,530

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Ohio (continued)
Columbus City School District,
School Facilities Construction
and Improvement (Insured; FSA)	5.00	12/1/14	5,000,000 [a]	5,408,150
Columbus City School District,
School Facilities Construction
and Improvement (Insured; FSA)	4.25	12/1/32	5,330,000	5,179,854
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc. Project)	7.50	1/1/30	7,000,000	7,672,910
Cuyahoga County,
Hospital Improvement Revenue
(The Metrohealth Systems Project)	6.15	2/15/09	3,115,000 [a]	3,275,921
Hamilton County,
Sales Tax Refunding and
Improvement Bonds
(Insured; AMBAC)	0.00	12/1/25	14,865,000	6,644,060
Ohio Water Development Authority,
PCR (The Cleveland Electric
Illuminating Company Project)
(Insured; ACA)	6.10	8/1/20	7,300,000	7,475,492
Oklahoma—2.0%
McGee Creek Authority,
Water Revenue (Insured; MBIA)	6.00	1/1/13	8,025,000	8,539,563
Oklahoma Development Finance
Authority, Student Housing
Revenue (Seminole State
College Project)	5.13	9/1/36	3,000,000	3,101,010
Oregon—.6%
Portland,
Sewer System Revenue
(Insured; FGIC)	5.75	8/1/10	3,500,000 [a]	3,722,390
Pennsylvania—1.7%
Butler County Industrial
Development Authority, Health
Care Facilities Revenue (Saint
John Lutheran Care Center
Project) (Collateralized; GNMA)	5.85	4/20/36	4,210,000	4,516,025
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing Authority)	6.00	6/1/31	5,000,000 [b,c]	5,194,375

T h e F u n d 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

South Carolina—3.6%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner
for Tomorrow)	5.50	12/1/12	10,900,000 [a,b,c]	11,938,607
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	4,385,000	4,675,199
Securing Assets for Education,
Installment Purchase Revenue
(Berkeley County School
District Project)	5.13	12/1/30	4,000,000	4,243,960
Tennessee—3.0%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	8,355,000	8,940,853
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball
Foundation Project)	6.50	9/1/28	8,000,000	8,012,240
Shelby County Health, Educational
and Housing Facility Board,
MFHR (Cameron at Kirby Parkway
and Stonegate Apartments)	7.25	7/1/23	2,685,000 [d]	731,367
Texas—4.8%
Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc. Project)	5.25	12/1/29	3,000,000	2,919,390
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/11	5,000,000 [a]	5,501,850
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue
(American Airlines, Inc.)	7.25	11/1/30	4,505,000	4,510,811

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Texas (continued)
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue
(American Airlines, Inc.)	6.38	5/1/35	4,785,000	4,956,973
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; FSA)	5.50	11/1/21	3,000,000	3,249,180
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,801,455
Wichita Falls,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	8/1/11	3,000,000 [a]	3,195,270
Washington—2.2%
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured; MBIA)	7.13	7/1/16	10,425,000	12,972,453
West Virginia—.9%
West Virginia,
GO State Road (Insured; MBIA)	5.75	6/1/10	2,500,000 [a]	2,671,550
West Virginia Hospital Finance
Authority, HR (Charleston Area
Medical Center, Inc.)	6.00	9/1/10	2,440,000 [a]	2,624,513
Wisconsin—4.5%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	4,745,000	5,086,925
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	13,350,000	15,023,155
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	5,500,000	6,097,960

T h e F u n d 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

Wyoming—.5%
Wyoming Student Loan Corporation,
Student Loan Revenue	6.25	6/1/29	2,500,000	2,637,275
U.S. Related—6.3%
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/50	10,400,000	731,120
Children’s Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/55	10,000,000	373,900
Puerto Rico Commonwealth
(Insured; MBIA)	5.65	7/1/15	4,000,000	4,459,680
Puerto Rico Commonwealth,
Public Improvement
(Insured; MBIA)	5.25	7/1/13	6,000,000	6,510,180
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/32	5,500,000	5,786,990
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.25	7/1/36	10,000,000	11,708,900
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	5.25	7/1/38	6,000,000	7,083,180

Total Investments (cost $582,507,530)			104.6%	611,637,674

Liabilities, Less Cash and Receivables			(4.6%)	(26,882,911)

Net Assets			100.0%	584,754,763

[a] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, these securities amounted to $91,527,164 or 15.7% of net assets.
[c] Collateral for floating rate borrowings.
[d] Non-income producing security; interest payments in default.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

T h e F u n d 21

STATEMENT OF INVESTMENTS (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	44.8
AA	Aa		AA	13.6
A	A		A	12.6
BBB	Baa		BBB	15.7
BB	Ba		BB	.1
B	B		B	3.8
CCC	Caa		CCC	2.9
Not Rated [e]	Not Rated [e]		Not Rated [e]	6.5
				100.0

†	Based on total investments.
[e]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

STATEMENT	OF	ASSETS	AND	LIABILITIES
April 30, 2007

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	582,507,530	611,637,674
Cash		451,213
Receivable for investment securities sold		21,366,128
Interest receivable		10,317,164
Receivable for shares of Beneficial Interest subscribed		55,982
Prepaid expenses		29,570
		643,857,731

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		427,023
Payable for floating rate notes issued		38,345,000
Payable for investment securities purchased		19,392,201
Interest and related expenses payable		507,866
Payable for shares of Beneficial Interest redeemed		324,708
Accrued expenses		106,170
		59,102,968

Net Assets ($)		584,754,763

Composition of Net Assets ($):
Paid-in capital		617,476,690
Accumulated net realized gain (loss) on investments		(61,852,070)
Accumulated net unrealized appreciation
(depreciation) on investments		29,130,143

Net Assets ($)		584,754,763

Net Asset Value Per Share
	Class A	Class B	Class C	Class Z

Net Assets ($)	256,046,853	11,799,091	10,274,421	306,634,398
Shares outstanding	19,542,639	900,098	782,998	23,402,494

Net Asset Value
Per Share ($)	13.10	13.11	13.12	13.10

See notes to financial statements.

T h e F u n d 23

STATEMENT OF OPERATIONS
Year Ended April 30, 2007

Investment Income ($):
Interest Income	32,652,645
Expenses:
Management fee—Note 3(a)	3,276,242
Shareholder servicing costs—Note 3(c)	1,689,278
Interest and related expenses	1,462,457
Distribution fees—Note 3(b)	143,464
Custodian fees	79,090
Registration fees	64,342
Professional fees	63,039
Prospectus and shareholder’s reports	47,019
Trustees’ fees and expenses—Note 3(d)	8,243
Loan commitment fees—Note 2	2,256
Miscellaneous	45,783
Total Expenses	6,881,213
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(20,550)
Net Expenses	6,860,663
Investment Income—Net	25,791,982

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and options transactions	7,287,689
Net realized gain (loss) on financial futures	(20,913)
Net Realized Gain (Loss)	7,266,776
Net unrealized appreciation (depreciation) on investments	1,640,847
Net Realized and Unrealized Gain (Loss) on Investments	8,907,623
Net Increase in Net Assets Resulting from Operations	34,699,605

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended April 30,

	2007	2006

Operations ($):
Investment income—net	25,791,982	28,683,719
Net realized gain (loss) on investments	7,266,776	2,226,941[a]
Net unrealized appreciation
(depreciation) on investments	1,640,847	(12,303,853)[a]
Net Increase (Decrease) in Net Assets
Resulting from Operations	34,699,605	18,606,807

Dividends to Shareholders from ($):
Investment income—net:
Class A shares	(11,054,595)	(12,089,440)
Class B shares	(531,263)	(734,708)
Class C shares	(351,765)	(353,775)
Class Z shares	(13,825,064)	(15,473,039)
Total Dividends	(25,762,687)	(28,650,962)

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	21,260,275	14,638,352
Class B shares	881,966	1,822,106
Class C shares	2,298,854	749,467
Class Z shares	7,004,372	10,500,961
Dividends reinvested:
Class A shares	7,239,461	7,656,702
Class B shares	324,589	412,672
Class C shares	212,639	208,831
Class Z shares	9,424,451	10,364,641
Cost of shares redeemed:
Class A shares	(34,765,023)	(39,175,744)
Class B shares	(6,100,476)	(6,684,478)
Class C shares	(1,502,168)	(846,094)
Class Z shares	(39,085,135)	(41,143,018)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(32,806,195)	(41,495,602)
Total Increase (Decrease) in Net Assets	(23,869,277)	(51,539,757)

Net Assets ($):
Beginning of Period	608,624,040	660,163,797
End of Period	584,754,763	608,624,040

T h e F u n d 25

STATEMENT OF CHANGES IN NET ASSETS (continued)

		Year Ended April 30,

	2007	2006

Capital Share Transactions:
Class A [b]
Shares sold	1,627,875	1,122,340
Shares issued for dividends reinvested	553,508	586,081
Shares redeemed	(2,664,815)	(2,996,844)
Net Increase (Decrease) in Shares Outstanding	(483,432)	(1,288,423)

Class B [b]
Shares sold	67,550	139,569
Shares issued for dividends reinvested	24,821	31,562
Shares redeemed	(467,003)	(511,145)
Net Increase (Decrease) in Shares Outstanding	(374,632)	(340,014)

Class C
Shares sold	176,250	57,163
Shares issued for dividends reinvested	16,232	15,964
Shares redeemed	(115,037)	(64,601)
Net Increase (Decrease) in Shares Outstanding	77,445	8,526

Class Z
Shares sold	535,049	803,576
Shares issued for dividends reinvested	720,799	793,459
Shares redeemed	(2,993,455)	(3,150,800)
Net Increase (Decrease) in Shares Outstanding	(1,737,607)	(1,553,765)

[a] These numbers have been restated. See Note 5.
[b]	During the period ended April 30, 2007, 189,232 Class B shares representing $2,475,494 were automatically
	converted to 189,270 Class A shares and during the period ended April 30, 2006, 197,377 Class B shares
	representing $2,582,554 were automatically converted to 197,435 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended April 30,

Class A Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	12.91	13.12	12.81	13.04	12.99
Investment Operations:
Investment income—net [a]	.57	.59	.59	.60	.65
Net realized and unrealized
gain (loss) on investments	.18	(.21)	.31	(.24)	.04
Total from Investment Operations	.75	.38	.90	.36	.69
Distributions:
Dividends from investment income—net	(.56)	(.59)	(.59)	(.59)	(.64)
Net asset value, end of period	13.10	12.91	13.12	12.81	13.04

Total Return (%) [b]	5.94	2.93	7.18	2.80	5.45

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.16	1.09[c]	1.03[c]	1.00[c]	1.04[c]
Ratio of net expenses
to average net assets	1.16	1.09[c]	1.02[c]	1.00[c]	1.04[c]
Ratio of net investment income
to average net assets	4.33	4.51	4.54	4.57	4.95
Portfolio Turnover Rate	68.06	48.31	48.30	91.43	92.94

Net Assets, end of period ($ x 1,000)	256,047	258,504	279,612	293,083	321,936

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for prior periods have been
	restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
See notes to financial statements.

T h e F u n d 27

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,

Class B Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	12.91	13.12	12.82	13.05	12.99
Investment Operations:
Investment income—net [a]	.49	.52	.52	.53	.58
Net realized and unrealized
gain (loss) on investments	.21	(.21)	.31	(.23)	.06
Total from Investment Operations	.70	.31	.83	.30	.64
Distributions:
Dividends from investment income—net	(.50)	(.52)	(.53)	(.53)	(.58)
Net asset value, end of period	13.11	12.91	13.12	12.82	13.05

Total Return (%) [b]	5.48	2.40	6.64	2.20	5.00

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.67	1.61[c]	1.54[c]	1.51[c]	1.54[c]
Ratio of net expenses
to average net assets	1.67	1.61[c]	1.54[c]	1.51[c]	1.54[c]
Ratio of net investment income
to average net assets	3.81	3.99	4.02	4.06	4.44
Portfolio Turnover Rate	68.06	48.31	48.30	91.43	92.94

Net Assets, end of period ($ x 1,000)	11,799	16,462	21,192	29,471	43,022

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for prior periods have been
	restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
See notes to financial statements.

		Year Ended April 30,

Class C Shares	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value, beginning of period	12.93	13.14	12.83	13.06	13.01
Investment Operations:
Investment income—net [a]	.47	.49	.49	.50	.55
Net realized and unrealized
gain (loss) on investments	.19	(.21)	.32	(.23)	.05
Total from Investment Operations	.66	.28	.81	.27	.60
Distributions:
Dividends from investment income—net	(.47)	(.49)	(.50)	(.50)	(.55)
Net asset value, end of period	13.12	12.93	13.14	12.83	13.06

Total Return (%) [b]	5.16	2.18	6.40	2.06	4.67

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.89	1.82[c]	1.76[c]	1.73[c]	1.77[c]
Ratio of net expenses
to average net assets	1.89	1.82[c]	1.76[c]	1.73[c]	1.77[c]
Ratio of net investment income
to average net assets	3.58	3.78	3.81	3.84	4.18
Portfolio Turnover Rate	68.06	48.31	48.30	91.43	92.94

Net Assets, end of period ($ x 1,000)	10,274	9,121	9,158	11,261	13,330

[a]	Based on average shares outstanding at each month end.
[b] Exclusive of sales charge.
[c]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for prior periods have been
	restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
See notes to financial statements.

T h e F u n d 29

FINANCIAL HIGHLIGHTS (continued)

		Year Ended April 30,

Class Z Shares	2007	2006	2005 [a]

Per Share Data ($):
Net asset value, beginning of period	12.91	13.12	13.09
Investment Operations:
Investment income—net [b]	.57	.60	.32
Net realized and unrealized
gain (loss) on investments	.19	(.21)	.03
Total from Investment Operations	.76	.39	.35
Distributions:
Dividends from investment income—net	(.57)	(.60)	(.32)
Net asset value, end of period	13.10	12.91	13.12

Total Return (%) [c]	6.00	2.99	2.71[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.10	1.03[e]	.98[e,f]
Ratio of net expenses to average net assets	1.10	1.03[e]	.96[e,f]
Ratio of net investment income
to average net assets	4.38	4.57	4.49[f]
Portfolio Turnover Rate	68.06	48.31	48.30

Net Assets, end of period ($ x 1,000)	306,634	324,537	350,202

[a]	From October 14, 2004 (commencement of initial offering) to April 30, 2005.
[b]	Based on aveerage shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
[e]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for prior periods have been
	restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note 5.
[f] Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Municipal Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capi-tal.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Bank, N.A, which is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On May 24, 2007, the shareholders of Mellon Financial and The Bank of New York Company, Inc. approved the proposed merger of the two companies.The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class Z. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a

T h e F u n d 31

NOTES TO FINANCIAL STATEMENTS (continued)

CDSC imposed on Class C shares redeemed within one year of purchase. Class Z shares are sold at net asset value per share generally only to shareholders who received Class Z shares in exchange for their shares of General Municipal Bond Fund, Inc. as a result of the reorganization of such fund. Class Z shares generally are not available for new accounts. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carry-

T h e F u n d 33

NOTES TO FINANCIAL STATEMENTS (continued)

overs, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At April 30,2007,the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $263,462, accumulated capital losses $61,253,295 and unrealized appreciation $28,531,368.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to April 30, 2007. The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the fund’s merger with General Municipal Bond Fund, Inc. If not applied, $16,442,235 of the carryover expires in fiscal 2008, $9,553,959 expires in fiscal 2009, $17,083,173 expires in fiscal 2010, $10,384,676 expires in fiscal 2011 and $7,789,252 expires in fiscal 2012.

The tax character of distributions paid to shareholders during the fiscal periods ended April 30, 2007 and April 30, 2006 was as follows: tax exempt income $25,762,687 and $28,650,962, respectively.

During the period ended April 30, 2007, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $29,295 increased accumulated net realized gain (loss) on investments by $10,647 and increased paid-in capital by $18,648. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended April 30, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .55% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2007, the Distributor retained $8,663 and $655 from commissions earned on sales of the fund’s Class A and Class Z shares, respectively, and $22,071 and $423 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

T h e F u n d 35

NOTES TO FINANCIAL STATEMENTS(continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares and .75% of the value of the average daily net assets of Class C shares. During the period ended April 30, 2007, Class B and Class C shares were charged $69,718 and $73,746, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class Z shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class A, Class B and Class C shares and .20% of the value of the average daily net assets of Class Z shares, for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2007, Class A, Class B, Class C and Class Z shares were charged $639,665, $34,859, $24,582 and $632,076 respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended April 30, 2007, the fund was charged $242,161 pursuant to the transfer agency agreement.

During the period ended April 30, 2007, the fund was charged $4,089 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $264,455, Rule 12b-1 distribution plan fees $11,212, shareholder services plan fees $107,589, transfer agency per account fees $40,360 and chief compliance officer fees $3,407.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A .10% redemption fee is charged and retained by the fund on certain Class Z shares redeemed within thirty days of their issuance.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, financial futures and options transactions, during the period ended April 30, 2007, amounted to $425,537,094 and $458,826,496, respectively.

The fund may purchase floating rate notes. A floating rate note is a Municipal Bond or other debt obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the obligation’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market.The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading.Accordingly, variation margin payments are received or made to reflect daily unrealized

T h e F u n d 37

NOTES TO FINANCIAL STATEMENTS (continued)

gains and losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.At April 30, 2007, there were no financial futures contracts outstanding.

At April 30, 2007, the cost of investments for federal income tax purposes was $544,761,306; accordingly, accumulated net unrealized appreciation on investments was $28,531,368, consisting of $31,112,927 gross unrealized appreciation and $2,581,559 gross unrealized depreciation.

NOTE 5—Restatement:

Subsequent to the issuance of the October 31, 2006 financial statements, the fund determined that the transfers of certain tax-exempt municipal bond securities by the fund to special purpose bond trusts in connection with participation in inverse floater structures do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, and should have been accounted for as a secured borrowing.

The correction of the above item resulted in the restatement of the ratio of total and net expenses of the financial highlights table as shown below:

Ratio of Total Expenses	2006	2005	2004	2003

Class A shares:
As previously reported	.91%	.93%	.93%	.94%
As restated	1.09%	1.03%	1.00%	1.04%
Class B shares:
As previously reported	1.43%	1.44%	1.44%	1.44%
As restated	1.61%	1.54%	1.51%	1.54%
Class C shares:
As previously reported	1.64%	1.66%	1.66%	1.67%
As restated	1.82%	1.76%	1.73%	1.77%
Class Z shares:
As previously reported	.85%	.88%
As restated	1.03%	.98%

Ratio of Net Expenses	2006	2005	2004	2003

Class A shares:
As previously reported	.91%	.92%	.93%	.94%
As restated	1.09%	1.02%	1.00%	1.04%
Class B shares:
As previously reported	1.43%	1.44%	1.44%	1.44%
As restated	1.61%	1.54%	1.51%	1.54%
Class C shares:
As previously reported	1.64%	1.66%	1.66%	1.67%
As restated	1.82%	1.76%	1.73%	1.77%
Class Z shares:
As previously reported	.85%	.86%
As restated	1.03%	.96%

This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value per share or total return.

In addition, the statement of changes in net assets were also restated as follows:

	2006
	As Previously	2006
	Reported	As Restated

Statement of Changes in Net Assets ($):
Net realized gain (loss) on investments	2,666,391	2,226,941
Net unrealized appreciation
(depreciation) on investments	(12,743,303)	(12,303,853)

T h e F u n d 39

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Premier Municipal Bond Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Municipal Bond Fund, as of April 30, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned April 30, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Municipal Bond Fund at April 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 14, 2007

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during its fiscal year ended April 30, 2007 as “exempt-interest dividends” (not generally subject to regular federal income tax).

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2007 calendar year on Form 1099-DIV and their portion of the fund’s tax-exempt dividends paid for 2007 calendar year on Form 1099-INT, both which will be mailed by January 31, 2008.

T h e F u n d 41

PROXY RESULTS (Unaudited)

The fund held a special meeting of shareholders on November 30, 2006.The proposal considered at the meeting, and the results, are as follows:

		Shares

	Votes For	Authority Withheld

To elect additional Board Members:
David W. Burke †	25,387,876	818,464
Joseph S. DiMartino †	25,365,342	840,999
Diane Dunst †	25,343,988	862,352
Jay I. Meltzer †	25,361,990	844,350
Daniel Rose †	25,332,440	873,900
Warren B. Rudman †	25,358,916	847,424
Sander Vanocur †	25,338,691	867,649

† Each new Board member’s term commenced on January 1, 2007.
Although Joseph S. DiMartino has served as a Board member of the fund since 1995, he previously had not stood for election by fund shareholders. In addition, Clifford L. Alexander, Jr., Peggy C. Davis, Ernest Kafka and Nathan
Leventhal continue as Board members of the fund.

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (63)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 172

———————

Clifford L. Alexander, Jr. (73)
Board Member (1986)

Principal Occupation During Past 5 Years:
• President of Alexander & Associates, Inc., a management consulting firm ( January 1981-present)
• Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
Other Board Memberships and Affiliations:
• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 59

———————

David W. Burke (71)
Board Member (2007)

Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director

No. of Portfolios for which Board Member Serves: 94

———————

Peggy C. Davis (64)
Board Member (1990)

Principal Occupation During Past 5 Years:
• Shad Professor of Law, New York University School of Law (1983-present)
• Writer and teacher in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

No. of Portfolios for which Board Member Serves: 72

T h e F u n d 43

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Diane Dunst (67)
Board Member (2007)

Principal Occupation During Past 5 Years:
• President, Huntting House Antiques

No. of Portfolios for which Board Member Serves: 29

———————

Ernest Kafka (74)
Board Member (1986)

Principal Occupation During Past 5 Years:
• Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)
• Instructor,The New York Psychoanalytic Institute (1981-present)
• Associate Clinical Professor of Psychiatry at Cornell Medical School (1987-2002)

No. of Portfolios for which Board Member Serves: 29

———————

Nathan Leventhal (64)
Board Member (1989)

Principal Occupation During Past 5 Years:
• Commissioner, NYC Planning Commission (March 2007-present)
• Chairman of the Avery-Fisher Artist Program (November 1997-present)
Other Board Memberships and Affiliations:
• Movado Group, Inc., Director
• Mayor’s Committee on Appointments, Chairman

No. of Portfolios for which Board Member Serves: 29

———————

Jay I. Meltzer (78)
Board Member (2007)

Principal Occupation During Past 5 Years:
• Physician, Internist and Specialist in Clinical Hypertension
• Clinical Professor of Medicine at Columbia University & College of Physicians and Surgeons
• Faculty Associate, Center for Bioethics, Columbia

No. of Portfolios for which Board Member Serves: 29

Daniel Rose (77)
Board Member (2007)

Principal Occupation During Past 5 Years:
• Chairman and Chief Executive Officer of Rose Associates, Inc., a New York based real estate development and management firm
Other Board Memberships and Affiliations:
• Baltic-American Enterprise Fund,Vice Chairman and Director
• Harlem Educational Activities Fund, Inc., Chairman
• Housing Committee of the Real Estate Board of New York, Inc., Director

No. of Portfolios for which Board Member Serves: 38

———————

Warren B. Rudman (76)
Board Member (2007)

Principal Occupation During Past 5 Years:
• Of Counsel to (from January 1993 to December 31, 2003, Partner in) the law firm Paul,
Weiss, Rifkind,Wharton & Garrison LLP
Other Board Memberships and Affiliations:
• Collins & Aikman Corporation, Director
• Boston Scientific, Director

No. of Portfolios for which Board Member Serves: 38

———————

Sander Vanocur (79)
Board Member (2007)

Principal Occupation During Past 5 Years:
• President, Old Owl Communications

No. of Portfolios for which Board Member Serves: 38

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Saul B. Klaman, Emeritus Board Member

T h e F u n d 45

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and a Director of the Manager, and an officer of 88 investment companies (comprised of 172 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1998.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. She is 44 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 89 investment companies (comprised of 188 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (89 investment companies, comprised of 188 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon's Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 49 years old and has served in various capacities with the Manager since 1980, including manager of the firm's Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 85 investment companies (comprised of 184 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

T h e F u n d 47

NOTES

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2006, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,319 in 2006 and $37,319 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2006 and $0 in 2007.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,382 in 2006 and $3,038 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $620 in 2006 and $658 in 2007. These services consisted of a review of the Registrant’s anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $718,507 in 2006 and $946,380 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER MUNICIPAL BOND FUND

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 19, 2007

By:
/s/ James Windels
James Windels
Treasurer

Date:	June 19, 2007

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)	Certification of principal executive and principal financial officers as required by
Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)